Fair Value Measurements - Schedule of Aggregate Fair Values of Derivative Liability (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 21, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Balances at December 31, 2017	$ 494		$ 0
Initial fair value of derivative liability in connection with loan			323
Change in fair value	556	$ 104	67
Payment of success fee	$ (1,050)
Balances at December 31, 2018		$ 494	$ 390